ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact On Business Combinations (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations, investment property	$ 211
Acquisitions through business combinations	8,564
Renewable Power
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations	129
Real Estate
Disclosure of detailed information about business combination [line items]
Acquisitions through business combinations	47
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	53
Accounts receivable and other	1,928
Inventory	2,267
Equity accounted investments	847
Deferred income tax assets	485
Total assets	24,891
Less:
Accounts payable and other	2,828
Non-recourse borrowings	578
Deferred income tax liabilities	1,260
Non-controlling interests	1,029
Total liabilities	(5,695)
Net assets acquired	19,196
Consideration	19,196
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	48
Accounts receivable and other	1,842
Inventory	2,239
Equity accounted investments	847
Investment properties	0
Property, plant and equipment	6,254
Intangible assets	6,746
Goodwill recognised as of acquisition date	3,187
Deferred income tax assets	485
Total assets	21,648
Less:
Accounts payable and other	(2,739)
Non-recourse borrowings	(375)
Deferred income tax liabilities	(1,227)
Non-controlling interests	(451)
Total liabilities	(4,792)
Net assets acquired	16,856
Consideration	16,856
Total | Infrastructure And Other
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	5
Accounts receivable and other	86
Inventory	28
Equity accounted investments	0
Investment properties	211
Property, plant and equipment	2,310
Intangible assets	520
Goodwill recognised as of acquisition date	83
Deferred income tax assets	0
Total assets	3,243
Less:
Accounts payable and other	89
Non-recourse borrowings	203
Deferred income tax liabilities	33
Non-controlling interests	578
Total liabilities	(903)
Net assets acquired	2,340
Consideration	2,340
Gross carrying amount [member] | Total
Disclosure of detailed information about business combination [line items]
Intangible assets	7,266
Goodwill recognised as of acquisition date	$ 3,270